Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 77,991	$ 137,882
Cash and cash equivalents - Fair Value	77,991	137,882
Restricted cash - Book Value	736	12,892
Restricted cash - Fair Value	736	12,892
Investments in available-for-sale securities - Book Value	189	192
Investments in available-for-sale securities - Fair Value	189	192
Loan receivable from affiliate companies - Book Value	24,495	46,089
Loan receivable from affiliate companies - Fair Value	24,495	46,089
Long-term receivable from affiliate company - Book Value	5,328	0
Long-term receivable from affiliate company - Fair Value	5,328	0
Senior and ship mortgage notes, net - Book Value	(1,170,679)	(1,272,108)
Senior and ship mortgage notes, net - Fair Value	(875,228)	(966,402)
Long-term debt, including current portion - Book Value	(262,030)	(543,899)
Long-term debt, including current portion - Fair Value	0	(549,078)
Loan payable to affiliate companies, including current portion - Book Value	(130,538)	0
Loan payable to affiliate companies, including current portion - Fair Value	(130,538)	0
Long-term payable to affiliate companies - Book Value	(5,000)	(67,154)
Long-term payable to affiliate companies - Fair Value	$ (5,000)	$ (67,154)